[LOGO OMITTED]

                                MONEY MARKET FUND
                                 GOVERNMENT FUND
                           CALIFORNIA TAX EXEMPT FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 1999

                               INVESTMENT MANAGER:
                            CITY NATIONAL INVESTMENTS
                        A division of City National Bank

CNI CHARTER FUNDS
--------------------------------------------------------------------------------

To our Shareholders:

We are pleased to provide you with this report on the CNI Charter Funds for its annual reporting period ended October 31, 1999. In addition to the CNI Charter Money Market Fund, we have expanded our money market mutual fund offering by introducing the CNI Charter Government Fund and the CNI Charter California Tax Exempt Fund in June 1999. The CNI Charter Funds continue to provide competitive money market returns in their respective sectors while preserving principal and maintaining a high degree of liquidity.

Continued strong economic growth, low but rising inflation, strong equity markets and rising interest rates have all characterized the U.S. economy thus far in 1999. During the last half of 1999, the Fed enacted a series of three rate hikes (3/4 of 1% in total) as a pre-emptive strike against potential inflation. The goal of these actions was to help ensure that the U.S. economy could sustain its non-inflationary growth rate. The economy continues its pattern of strong growth and low unemployment as evidenced by the third quarter revision to Real GDP growth of 5.5% and October's unemployment rate of 4.1% -- a 30-year low. Consumer spending remains robust and incomes are up as well. Oil prices hover near Gulf War levels ranging from $25 to $27 a barrel while wage and employment costs threaten to move upward. Furthermore, most domestic stock markets have rallied to new highs raising the concern of exacerbating the consumer wealth effect, which in turn may cause prices for goods and services to climb.

The CNIFunds conservative strategy of shorter average maturities has been well rewarded this year as we reinvest at higher and higher rates. In the CNI Charter Money Market Fund we increased our exposure to include more corporate floating rate obligations. This move allowed us to maintain our shorter maturity structure while quickly realizing greater yields as the interest rates on the floating rate securities reset at higher levels. In a similar vein, the allocation of repurchase agreements in the CNI Charter Government Fund was redirected to introduce government floating rate notes. In the CNI Charter California Tax Exempt Fund, the emphasis continues to be on daily and weekly variable rate securities which provide continuous liquidity as well as potentially higher yields, depending on supply and demand.

The CNI Charter Fund managers are mindful of the need for liquidity leading into year-end as well as the likelihood for further rate hikes. We will continue to look for superior investment opportunities in our various funds in order to meet the needs of investors and the Funds.

Thank you for choosing the CNI Charter Funds. We look forward to meeting your investment needs.

Sincerely,

[signature omitted]                        [signature omitted]

Rodney J. Olea                              Vernon C. Kozlen

SENIOR VICE PRESIDENT                       EXECUTIVE VICE PRESIDENT
PORTFOLIO MANAGER                           CITY NATIONAL INVESTMENTS

STATEMENT OF NET ASSETS
CNI CHARTER FUNDS -- OCTOBER 31, 1999

MONEY MARKET FUND

                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------
COMMERCIAL PAPER (76.6%)
BANKS (3.5%)
   Bank of Austria
     5.300%, 11/10/99                 $4,000     $ 3,995
   Toronto Dominion Holding
     5.270%, 11/26/99                  1,000         996
                                                --------
                                                   4,991
                                                --------
BUILDING SOCIETIES (1.4%)
   Bradford & Bingley Building
     5.320%, 11/09/99                  2,000       1,998
                                                --------
COSMETICS & TOILETRIES (3.5%)
   Estee Lauder Companies
     5.350%, 11/01/99                  3,000       3,000
     5.330%, 11/15/99                  2,000       1,996
                                                --------
                                                   4,996
                                                --------
FINANCE AUTO LOANS (7.0%)
   Ford Motor Credit Company
     5.293%, 11/19/99                  5,000       5,000
   General Motors Acceptance
    Corporation
     6.071%, 01/26/00                  5,000       5,000
                                                --------
                                                  10,000
                                                --------
FINANCE CREDIT CARD (3.5%)
   American Express Credit Company
     5.338%, 11/08/99                  5,000       5,000
                                                --------
FINANCE OTHER SERVICES (13.2%)
   CIT Group Incorporated
     5.307%, 11/24/99                  4,000       4,000
   John Deere Capital Corporation
     5.346%, 11/22/99                  5,000       5,000
   John Hancock Capital Corporation
     5.330%, 12/01/99                  5,000       4,978
   Metropolitan Life Funding
     5.300%, 11/12/99                  5,000       4,992
                                                --------
                                                  18,970
                                                --------
FINANCE SERVICES --
SPECIAL PURPOSE ENTITY (14.4%)
   Barton Capital Corporation
     5.400%, 12/02/99                  3,000       2,986
     5.400%, 11/10/99                  2,000       1,997
   Giro Funding U.S. Corporation
     5.350%, 11/01/99                  5,000       5,000

                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------
 Quincy Capital Corporation
     5.390%, 11/18/99                 $1,174    $  1,171
   Trident Capital Finance
     5.360%, 11/02/99                  4,000       3,999
   Westpac Trust Securities NZ Ltd.
     5.350%, 11/17/99                  3,550       3,542
   World Omni Vehicle
     5.400%, 12/10/99                  2,000       1,988
                                                --------
                                                  20,683
                                                --------
GOVERNMENT AGENCY (3.5%)
   Hydro Quebec
     5.300%, 12/06/99                  5,000       4,974
                                                --------
INVESTMENT BANKER/BROKER (5.6%)
   Merrill Lynch & Company
     5.260%, 11/05/99                  3,000       2,998
   Prudential Funding Corporation
     5.873%, 01/25/00                  5,000       5,000
                                                --------
                                                   7,998
                                                --------
LEISURE PRODUCTS (1.4%)
   Hasbro Incorporated
     5.300%, 11/17/99                  2,000       1,995
                                                --------
MEDICAL (3.6%)
   Amgen Incorporated
     5.320%, 11/03/99                  5,110       5,108
                                                --------
MISCELLANEOUS BUSINESS CREDIT  (2.8%)
   General Electric Capital Corporation
     5.379%, 12/07/99                  4,000       4,000
                                                --------
OIL EXPLORATION & PRODUCTION (4.8%)
   Arco British Limited
     5.340%, 11/03/99                  3,000       2,999
     5.260%, 11/16/99                  2,000       1,996
   Mobil Corporation
     5.250%, 11/01/99                  1,954       1,954
                                                --------
                                                   6,949
                                                --------
PRINTING & PUBLISHING (4.9%)
   McGraw-Hill Companies
     5.300%, 11/15/99                  2,500       2,495
     5.300%, 11/23/99                  1,600       1,595
   Times Mirror Company
     5.250%, 11/04/99                  3,000       2,999
                                                --------
                                                   7,089
                                                --------


                       See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
CNI CHARTER FUNDS -- OCTOBER 31, 1999

MONEY MARKET FUND (concluded)

                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------
TELECOMMUNICATIONS SERVICES (3.5%)
   Telstra Corporation
     5.380%, 12/13/99                 $5,000    $  4,969
                                                --------
TOTAL COMMERCIAL PAPER
   (Cost $109,720)                               109,720
                                                --------
CORPORATE OBLIGATIONS (13.2%)
BANKS (1.4%)
   First National Bank Senior Note
     6.500%, 01/14/00                  2,000       2,006
                                                --------
FINANCIAL SERVICES (0.7%)
   Trans America Finance
     8.310%, 12/16/99                  1,000       1,003
                                                --------
INVESTMENT BANKER/BROKER (9.1%)
   Bear Stearns Company MTN (A)
     5.508%, 11/22/99                  5,000       5,001
   Merrill Lynch & Company MTN (A)
     5.853%, 11/16/99                  2,000       2,002
   Morgan Stanley Group MTN
     6.375%, 01/18/00                  6,000       6,010
                                                --------
                                                  13,013
                                                --------
MISCELLANEOUS BUSINESS CREDIT (0.7%)
   General Electric Capital Corporation
     5.600%, 01/14/00                  1,000         999
                                                --------
PERSONAL CREDIT INSTITUTIONS (1.3%)
   International Lease Finance MTN
     6.640%, 02/01/00                  1,800       1,807
                                                --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $18,828)                                 18,828
                                                --------
U.S. GOVERNMENT AGENCY OBLIGATION (2.8%)
   SLMA (A)
     5.495%, 11/09/99                  4,000       4,000
                                                --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
   (Cost $4,000)                                   4,000
                                                --------
CERTIFICATES OF DEPOSIT (4.2%)
BANKS (4.2%)
   Bayerische Hypo Vereinsbank AG (A)
     5.100%, 11/15/99                  1,000         999
   Bayerische Hypo Vereinsbank
     (New York) (A)
     5.316%, 11/15/99                  5,000       4,999
                                                --------
                                                   5,998
                                                --------
                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $5,998)                                   5,998
                                                --------
ASSET-BACKED SECURITIES (0.2%)
   WFS Financial Owner Trust,
     Ser 1999-A, Class A1
     5.008%, 02/20/00                 $  383    $    383
                                                --------
TOTAL ASSET-BACKED SECURITIES
   (Cost $383)                                       383
                                                --------
CASH EQUIVALENT (3.1%)
   SEI Daily Income Trust Prime
     Obligation Fund                   4,437       4,437
                                                --------
TOTAL CASH EQUIVALENT
   (Cost $4,437)                                   4,437
                                                --------
TOTAL INVESTMENTS (100.1%)
   (Cost $143,366)(B)                            143,366
                                                --------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)           (203)
                                                --------
NET ASSETS:
   Fund Shares --  Institutional  Class
     (unlimited  authorization  -- $0.01 par
     value) based on 137,655,506 outstanding
     shares of beneficial interest               137,623
   Fund Shares -- Class A (unlimited
     authorization -- $0.01 par value) based
     on 4,942,019 outstanding shares of
     beneficial interest                           4,942
   Fund Shares -- Class S (unlimited
     authorization -- $0.01 par value)
     based on 562,135 outstanding shares
     of beneficial interest                          562
   Undistributed net investment income                36
                                                --------
TOTAL NET ASSETS (100.0%)                       $143,163
                                                ========
   Net Asset Value, Offering and Redemption
     Price Per Share-- Institutional Class         $1.00
                                                ========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                    $1.00
                                                ========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class S                    $1.00
                                                ========

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON OCTOBER 31, 1999. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(B) THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
LTD -- LIMITED
MTN -- MEDIUM TERM NOTE
SER -- SERIES
SLMA -- STUDENT LOAN MARKETING ASSOCIATION

                See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
CNI CHARTER FUNDS -- OCTOBER 31, 1999

GOVERNMENT FUND

                                     Face
                                    Amount      Value
                                    (000)       (000)
--------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (44.2%)
   FFCB (A)
     5.230%, 11/01/99              $25,000    $ 24,989
     5.226%, 11/10/99               11,615      11,613
   FHLB (A)
     5.209%, 11/15/99               81,000      80,906
     5.230%, 11/28/99               50,000      49,982
     5.924%, 01/04/00               35,000      34,978
   FHLB
     4.900%, 01/14/00               11,615      11,615
     4.835%, 01/28/00               14,712      14,710
     5.530%, 02/03/00               25,000      24,639
     4.895%, 02/04/00               28,649      28,647
     4.900%, 02/11/00                7,743       7,741
     5.530%, 02/15/00               10,032       9,869
     5.035%, 02/25/00               15,486      15,485
   FHLMC
     5.220%, 12/17/99               10,000       9,933
     5.250%, 07/05/00               30,000      28,919
   FNMA (A)
     5.180%, 11/04/99               30,000      29,986
     5.974%, 01/14/00               30,000      29,986
   FNMA
     5.810%, 11/12/99                2,323       2,324
     5.080%, 12/15/99               50,000      49,689
     5.530%, 01/20/00               60,000      59,263
     5.545%, 01/20/00               48,750      48,149
     4.990%, 02/22/00                7,743       7,743
     5.600%, 04/06/00               20,392      19,894
     4.970%, 04/12/00               23,229      23,221
     5.660%, 09/07/00               45,000      44,922
                                              --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $669,203)                            $669,203
                                              --------


                                       Face
                                      Amount         Value
                                       (000)         (000)
--------------------------------------------------------------
REPURCHASE AGREEMENTS (55.8%)
   Credit Suisse First Boston (B)
     5.300%,  dated 10/29/99,
     matures 11/01/99,  repurchase
     price  $310,136,917
     (collateralized by various
     U.S. Government Obligations
     ranging in par value
     $25,000-$24,206,682,  5.000%-
     12.000%, 02/01/00-06/01/29;
     with total market value
     $316,219,067)                   $310,000      $310,000
   Lehman Brothers, Inc. (B)
     5.280%,  dated 10/29/99,
     matures  11/01/99,  repurchase
     price  $18,308,052
     (collateralized by various
     U.S.Government  Obligations
     ranging in par value
     $23,670,853- $46,384,092,
     5.500%-9.000%, 02/01/01-10/01/16;
     with total market value
     $18,665,361)                      18,300        18,300
   Morgan Stanley Dean Witter (B)
     5.300%,  dated 10/29/99,
     matures 11/01/99,  repurchase
     price $305,534,885 (collateralized
     by various U.S. Government
     Obligations ranging in par
     value $1,000- $131,396,000,
     5.000%-10.500%, 11/25/99-
     10/01/29; with total market
     value $313,346,325)              305,400       305,400
   Salomon Smith Barney (B)
     5.300%,  dated 10/29/99,
     matures 11/01/99,  repurchase
     price  $210,092,750
     (collateralized by various
     U.S. Government Obligations
     ranging in par value $916,044-
     $29,952,282, 5.500%-9.000%,
     04/01/01-10/01/29; with total
     market value $214,494,291)       210,000       210,000
                                               ------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $843,700)                                 843,700
                                               ------------
TOTAL INVESTMENTS (100.0%)
   (Cost $1,512,903) (C)                          1,512,903
                                               ------------
OTHER ASSETS AND LIABILITIES, NET (0.0%)                145
                                               ------------


                 See accompanying notes to financial statements.

STATEMENT OF NET ASSETS

CNI CHARTER FUNDS -- OCTOBER 31, 1999
GOVERNMENT FUND (concluded)

                                              Value
                                              (000)
-----------------------------------------------------------
NET ASSETS:
   Fund Shares -- Class A (unlimited
   authorization -- $0.01 par value)
   based on 1,512,137,032 outstanding
   shares of beneficial interest           $ 1,512,137
   Fund Shares -- Class S (unlimited
   authorization -- $0.01 par value)
   based on 911,359 outstanding
   shares of beneficial interest                   911
                                           -----------
TOTAL NET ASSETS (100.0%)                  $ 1,513,048
                                           ===========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                  $1.00
                                            ==========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class S                  $1.00
                                            ==========

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE
    STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON
    OCTOBER 31, 1999.  THE DATE SHOWN IS THE EARLIER OF
    THE RESET DATE OR THE DEMAND DATE.
(B) TRI-PARTY  REPURCHASE  AGREEMENT
(C) THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX
    PURPOSES IS THE SAME AS FOR  FINANCIAL STATEMENT
    PURPOSES.
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

                 See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
CNI CHARTER FUNDS -- OCTOBER 31, 1999

CALIFORNIA TAX EXEMPT FUND

                                           Face
                                          Amount       Value
                                           (000)       (000)
---------------------------------------------------------------
MUNICIPAL BONDS (100.0%)
CALIFORNIA (99.6%)
   ABAG, Finance Authority, Bentley
     School Project, COP (A) (B) (C)
     3.000%, 11/08/99                     $1,500      $1,500
   Alameda County, Transportation
     Authority, RB, AMBAC
     4.100%, 11/01/99                        900         900
   Alameda-Contra Costa, School
     Finance Authority, Capital
     Improvement Project,
     Ser F, RB (A) (B) (C)
     3.450%, 11/08/99                      4,800       4,800
   Alhambra, Industrial Development
     Authority, Sunclipse Project,
     RB (A) (B) (C)
     3.250%, 11/01/99                      1,200       1,200
   Anaheim, Housing Authority,
     Heritage Village Apartments
     Project, Ser A, RB (A) (B) (C)
     3.450%, 11/08/99                      6,135       6,135
   Auburn, Unified School District
     Authority, Capital Improvement
     Project, GO (A) (B) (C)
     3.000%, 11/08/99                      1,500       1,500
   Azusa, Multi-Family Housing
     Authority, Pacific Glenn
     Apartments Project, RB, FNMA
     (A) (B) (E)
     3.400%, 11/08/99                      5,550       5,550
   California State, Educational
     Authority, Life Chiropractic
     College Project, RB (A) (B) (C)
     3.200%, 11/08/99                      6,500       6,500
   California State, Educational
     Authority, Stanford University
     Project, Ser L, RB (A) (B)
     3.450%, 11/08/99                     18,393      18,393
   California State, Educational
     Authority, Stanford University
     Project, Ser L, RB (A) (B)
     2.950%, 11/08/99                      2,000       2,000
   California State, Health Facilities
     Finance Authority, Adventist
     Health Systems West Project,
     Ser 1998C, RB, MBIA (A) (B)
     3.550%, 11/01/99                      1,965       1,965

                                           Face
                                          Amount       Value
                                           (000)       (000)
---------------------------------------------------------------
 California State, Health Facilities
     Finance Authority, Alexian
     Brothers Project, RB, MBIA
     Pre-Refunded @ 102 (D)
     7.125%, 01/01/00                     $  900      $  924
   California State, Health Facilities
     Finance Authority, Pomona Valley
     Hospital Project, RB, MBIA
     Pre-Refunded @ 102 (D)
     6.750%, 01/01/00                      1,395       1,432
   California State, Health Facilities
     Finance Authority, Pooled Loan
     Program, Ser B, RB, FGIC (A) (B)
     3.447%, 11/08/99                      3,700       3,700
   California State, Health Facilities
     Finance Authority, Scripps Health
     Project, Ser B, RB, MBIA (A) (B)
     3.250%, 11/08/99                      9,100       9,100
   California State, Health Facilities
     Finance Authority, Scripps
     Memorial Hospital Project,
     Ser B, RB, MBIA (A) (B)
     3.250%, 11/08/99                        900         900
   California State, Health Facilities
     Finance Authority, Scripps
     Memorial Hospital Project,
     Ser B, RB, MBIA (A) (B)
     3.250%, 11/08/99                     13,220      13,220
   California State, Pollution Control
     Authority, Pacific Gas & Electric
     Project, Ser A, RB (A) (B) (C)
     3.550%, 11/01/99                      1,200       1,200
   California State, School Financing
     Authority, Capital Improvement
     Project, Ser A, RB (A) (B) (C)
     3.150%, 11/08/99                      2,700       2,700
   California State, Water Use Finance
     Authority, RB, FSA (A) (B)
     3.400%, 11/08/99                     22,000      22,000
   California Statewide, Community
     Development Authority, Covenant
     Retirement Communities
     Project, COP (A) (B) (C)
     3.300%, 11/08/99                      8,000       8,000


                 See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
CNI CHARTER FUNDS -- OCTOBER 31, 1999

CALIFORNIA TAX EXEMPT FUND (continued)

                                           Face
                                          Amount       Value
                                           (000)       (000)
---------------------------------------------------------------
   Chico, Public Finance Authority,
     Southeast Chico Redevelopment
     Project, Ser B, RB
     Pre-Refunded @ 102 (D)
     7.400%, 04/01/00                     $2,245      $2,329
   Corona, Multi-Family Housing
     Authority, County Hills Project,
     Ser B, RB (A) (B) (C)
     3.450%, 11/08/99                      1,355       1,355
   Corona, Multi-Family Housing
     Authority, Household Bank Project,
     Ser B, RB (A) (B) (C)
     2.800%, 11/08/99                      2,500       2,500
   Corona, Redevelopment Agency,
     Crown Point Project,
     Ser 85, RB (A) (B) (C)
     3.250%, 11/01/99                      6,705       6,705
   Covina, Multi-Family Housing
     Authority, Shadowhills Apartments
     Project, Ser A, RB, FNMA
     (A) (B) (E)
     3.400%, 11/08/99                      3,100       3,100
   Cupertino, Unified School
     District, TRAN
     3.375%, 06/30/00                      8,000       8,006
   El Cerrito, TRAN
     3.400%, 06/30/00                      2,000       2,001
   Elk Grove, Unified School
     District, TRAN
     4.500%, 06/30/00                      6,000       6,043
   Escondido, Heritage Housing Project,
     RB (A) (B) (C)
     3.450%, 11/08/99                      5,950       5,950
   Fontana, Gaf Tax Exempt Bond
     Grantor Trust, Ser GA-7, RB
     (A) (B) (C)
     3.750%, 11/01/99                      5,885       5,885
   Huntington Park, Public Financing
     Authority, Parking Project,
     Ser A, RB (A) (B) (C)
     4.000%, 11/08/99                      4,315       4,315
   Irvine Ranch, Water District
     Consolidated Refunding Bonds,
     Ser 1993A, RB (A) (B) (C)
     3.650%, 11/01/99                      4,800       4,800

                                           Face
                                          Amount       Value
                                           (000)       (000)
---------------------------------------------------------------
 Irwindale, Industrial Development
     Authority, Toys "R" Us Project,
     RB (A) (B) (C)
     3.675%, 11/08/99                    $ 4,175     $ 4,175
   Lancaster, Multi-Family Housing
     Authority, 20 Street Apartments
     Project, Ser C, RB (A) (B) (C)
     3.400%, 11/08/99                      3,250       3,250
   Lancaster, Multi-Family Housing
     Authority, Household Bank Project,
     Ser A, RB (A) (B) (C)
     2.900%, 11/08/99                      2,510       2,510
   Lancaster, Multi-Family Housing
     Authority, The Willow Project,
     Ser A, RB (A) (B) (C)
     2.900%, 11/08/99                      6,000       6,000
   Long Beach, Building Finance
     Authority, Long Beach Museum
     Project, RB (A) (B) (C)
     3.150%, 11/08/99                      2,060       2,060
   Long Beach, Health Facilities
     Authority, Memorial Health
     Services Project, RB (A) (B)
     3.150%, 11/08/99                      4,500       4,500
   Loomis, Unified Elementary School
     District, TRAN
     4.125%, 10/01/00                      1,225       1,230
   Los Angeles County, Community
     Redevelopment Agency,
     Willowbrook Project, RB
     (A) (B) (C)
     3.100%, 11/15/99                      1,000       1,000
   Los Angeles County, Housing
     Authority, Malibu Meadows
     Project, Ser B, RB, FNMA
     (A) (B) (E)
     3.100%, 11/08/99                      5,000       5,000
   Los Angeles County, Mortgage
     Authority, Crescent Gardens
     Project, Ser A, RB (A) (B)
     3.300%, 11/08/99                     10,700      10,700


                 See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
CNI CHARTER FUNDS -- OCTOBER 31, 1999

CALIFORNIA TAX EXEMPT FUND (continued)

                                           Face
                                          Amount       Value
                                           (000)       (000)
---------------------------------------------------------------
   Los Angeles County, Multi-Family
     Housing Authority, Malibu Canyon
     Apartments, Ser B, RB (A) (B) (C)
     2.950%, 11/08/99                    $ 3,500       3,500
   Los Angeles County, Pension
     Obligation, Ser B, RB,
     AMBAC (A) (B)
     3.150%, 11/08/99                     20,000      20,000
   Los Angeles County, TRAN
     4.000%, 06/30/00                      4,800       4,821
   Los Angeles, Community
     Redevelopment Authority, Central
     Business District, GO
     5.000%, 11/15/99                     17,935      17,948
   Los Angeles, Community
     Redevelopment Agency, CMC
     Medical Plaza Partner Project,
     RB (A) (B) (C)
     3.100%, 11/08/99                        800         800
   Los Angeles, Multi-Family Mortgage
     Authority, Valencia Village Project,
     Ser C, RB (A) (B) (C)
     3.450%, 11/08/99                      3,500       3,500
   Los Angeles, Multi-Family Housing
     Authority, Meadowridge
     Apartments Project, RB (A) (B)
     3.400%, 11/01/99                      5,390       5,390
   Los Angeles, Multi-Family Housing
     Authority, Promonade Towers
     Project, RB (A) (B) (C)
     3.450%, 11/08/99                     21,000      21,000
   Los Angeles, Multi-Family Housing
     Authority, Ser K, RB (A) (B) (C)
     3.050%, 11/08/99                      5,900       5,900
   Los Angeles, Unified School District
     Authority, Belmont Learning
     Complex Project, Ser A,
     RB (A) (B) (C)
     3.250%, 11/08/99                     10,200      10,200
   Metropolitan Water District,
     Waterworks Project, Ser C,
     RB (A) (B) (C)
     3.450%, 11/08/99                      1,000       1,000
   Mount Diablo, School District, GO
     3.500%, 01/28/00                      2,783       2,787
   Oakland, Capital Equipment Project,
     COP (A) (B) (C)
     3.000%, 11/08/99                     10,000      10,000

                                           Face
                                          Amount       Value
                                           (000)       (000)
---------------------------------------------------------------
 Oakland, Liquidity Facilities
     Authority, Assessment Bay Area
     Project, RB (A) (B) (C)
     3.550%, 11/08/99                     $1,820      $1,820
   Oakland, School District
     Authority, GO
     3.250%, 11/09/99                      3,711       3,712
   Orange County, Apartment
     Development Authority, Harbor
     Pointe Project, Ser D, RB (A) (B) (C)
     3.100%, 11/08/99                      4,100       4,100
   Orange County, Apartment
     Development Authority, Hidden
     Hills Project, Ser C, RB (A) (B) (C)
     2.950%, 11/08/99                      4,835       4,835
   Orange County, Apartment
     Development Authority, Radnor/
     Aragon Corporation Project,
     Ser D, RB (A) (B) (C)
     3.675%, 11/08/99                      3,160       3,160
   Orange County, Apartment
     Development Authority,
     Villas La Paz Project,
     Ser F, RB, FNMA (A) (B) (E)
     3.100%, 11/08/99                      3,000       3,000
   Orange County, Fire
     Authority, TRAN
     4.500%, 07/12/00                      7,000       7,049
   Orange County, Housing Authority,
     Monarch Bay Apartments Project,
     RB (A) (B) (C)
     3.100%, 11/08/99                        600         600
   Oxnard, Community Redevelopment
     Agency, Channel Islands Business
     Project, RB (A) (B) (C)
     3.925%, 11/08/99                      4,375       4,375
   Panama-Buena Vista, Union School
     District Authority, Capital
     Improvements Finance Project,
     COP (A) (B) (C)
     3.550%, 11/08/99                      8,350       8,350
   Pasadena, School District, GO
     4.750%, 05/01/00                        427         430
   Pasadena, Historical Rehabilitation
     Authority, Dodsworth Building
     Project, RB (A) (B) (C)
     3.100%, 11/08/99                      4,000       4,000


                 See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
CNI CHARTER FUNDS -- OCTOBER 31, 1999

CALIFORNIA TAX EXEMPT FUND (continued)

                                           Face
                                          Amount     Value
                                          (000)      (000)
-------------------------------------------------------------
   Pasadena, Rose Bowl Improvement
     Project, COP (A) (B) (C)
     3.200%, 11/08/99                     $1,200    $1,200
   Pasadena, Rose Bowl Improvement
     Project, COP (A) (B) (C)
     3.200%, 11/08/99                      9,480     9,480
   Placer Hills, Unified Elementary
     School District Authority, TRAN
     4.125%, 10/01/00                      1,150     1,155
   Pleasanton, Multi-Family Mortgage
     Authority, Valley Plaza Project,
     Ser A, RB, FNMA (A) (B) (E)
     2.850%, 11/08/99                        800       800
   Porterville, TRAN
     3.600%, 11/29/99                      1,010     1,010
   Rancho Cucamonga, Redevelopment
     Agency, GO, FSA
     4.250%, 09/01/00                        940       945
   Redwood City, City Hall Project,
     COP (A) (B) (C)
     3.200%, 11/08/99                      2,000     2,000
   Richmond, Joint Powers Financial
     Authority, Ser B, RB
     Pre-Refunded @ 102 (D)
     7.250%, 05/15/00                      1,856     1,933
   Riverside County, Multi-Family
     Housing Authority, De Anza Villas
     Project, RB (A) (B) (C)
     3.000%, 11/08/99                      3,060     3,060
   Riverside County, Multi-Family
     Housing Authority, Polk
     Apartments Project, Ser O, RB
     (A) (B) (C)
     3.156%, 11/08/99                      7,340     7,340
   Riverside County, Multi-Family
     Housing Authority, Tyler Springs
     Project, Ser C, RB (A) (B) (C)
     3.100%, 11/08/99                      2,250     2,250
   Riverside, Multi-Family Housing
     Authority, Countrywood & IA
     Apartments Project, Ser E, RB
     (A) (B) (C)
     3.250%, 11/08/99                      2,560     2,560
   Rocklin, Unified School District
     Authority, TRAN
     4.125%, 10/01/00                      1,300     1,305

                                           Face
                                          Amount       Value
                                           (000)       (000)
---------------------------------------------------------------
San Bernadino County,
     Center Refunding Project,
     COP (A) (B) (C)
     3.200%, 11/08/99                     $5,800    $5,800
   San Bernadino County, Multi-Family
     Housing Authority, Gold West
     Apartments Project, Ser A, RB
     (A) (B) (C)
     3.500%, 11/08/99                        500       500
   San Bernadino County, Industrial
     Development Authority, Sandpiper
     Investments Project, RB (A) (B) (C)
     3.550%, 11/01/99                      2,900     2,900
   San Bernadino County, Multi-Family
     Housing Authority, Alta Loma
     Heritage Project, Ser A, RB
     (A) (B) (C)
     3.400%, 11/08/99                      2,264     2,264
   San Bernadino County, Multi-Family
     Housing Authority, Indian Knoll
     Apartment Project, Ser A, RB
     (A) (B) (C)
     3.600%, 11/08/99                      3,580     3,580
   San Bernadino County, Multi-Family
     Housing Authority, Mountain
     View Apartments, RB (A) (B) (C)
     3.100%, 11/08/99                      2,110     2,110
   San Bernadino County, Multi-Family
     Housing Authority, Parkview Place
     Project, Ser A, RB (A) (B) (C)
     3.100%, 11/08/99                      5,220     5,220
   San Bernadino County, Multi-Family
     Housing Authority, Village Crossing
     Project, Ser A, RB (A) (B) (C)
     3.500%, 11/08/99                      3,700     3,700
   San Bernadino, Housing Authority,
     Riatto Heritage Project,
     Ser A, RB (A) (B) (C)
     3.500%, 11/08/99                      4,330     4,330
   San Bernadino, Medical Center
     Financing Project, COP
     4.750%, 08/01/00                      4,000     4,033
   San Bernadino, Housing Authority,
     Reche Canyon Apartment Project,
     Ser B, RB (A) (B) (C)
     3.600%, 11/08/99                      1,500     1,500


                 See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
CNI CHARTER FUNDS -- OCTOBER 31, 1999

CALIFORNIA TAX EXEMPT FUND (continued)

                                           Face
                                          Amount       Value
                                           (000)       (000)
---------------------------------------------------------------
   San Bernadino County, Multi-Family
     Housing Authority, Montclair
     Heritage Project, Ser A, RB
     (A) (B) (C)
     3.500%, 11/08/99                     $4,620   $ 4,620
   San Diego, Multi-Family Housing
     Authority, Housing Project, RB
     (A) (B) (C)
     2.650%, 11/08/99                      2,000     2,000
   San Diego, Multi-Family Housing
     Authority, University Town Center
     Apartments Project, RB (A) (B) (C)
     2.850%, 11/08/99                      1,400     1,400
   San Francisco, City and County
     Multi-Family Housing Authority,
     737 Post Project, Ser D, RB
     (A) (B) (C)
     3.000%, 11/08/99                     10,000    10,000
   San Francisco, City and County
     Finance Authority, Yerba Buena
     Garden Project, RB (A) (B) (C)
     3.450%, 11/08/99                        965       965
   San Jose, Multi-Family Housing
     Authority, Timberwood Apartments
     Project, RB (A) (B) (C)
     3.450%, 11/08/99                      1,000     1,000
   San Leandro, Unified School
     District, TRAN
     3.375%, 06/30/00                      6,000     6,005
   San Lorenzo/Alameda County,
     Unified School District, TRAN
     3.500%, 06/30/00                      2,500     2,504
   San Marcos, Industrial Development
     Authority, Amistar Project,
     RB (A) (B) (C)
     3.550%, 11/01/99                      4,175     4,175
   Santa Ana, Health Facility Authority,
     Town & Country Project,
     RB (A) (B) (C)
     3.550%, 11/01/99                      1,700     1,700
   Santa Clara County, El Camino
     Hospital District Lease Authority,
     Valley Medical Center Project,
     Ser 85A, RB (A) (B) (C)
     3.450%, 11/08/99                        500       500

                                           Face
                                          Amount       Value
                                           (000)       (000)
---------------------------------------------------------------
Santa Clara County, Financing Lease
     Authority, Facility Replacement
     Project, Ser B, RB (A) (B) (C)
     3.000%, 11/08/99                     $2,000   $ 2,000
   Santa Clara County, Multi-Family
     Housing Authority, Briarwood
     Apartments Project, Ser B, RB,
     FNMA (A) (B) (E)
     3.100%, 11/08/99                      2,420     2,420
   Simi Valley, Public Finance Authority,
     Lease Revenue Project,
     RB (A) (B) (C)
     3.450%, 11/08/99                        500       500
   Simi Valley, Industrial & Economic
     Development Authority, Wambold
     Furniture Project, RB (A) (B) (C)
     3.650%, 11/01/99                      2,140     2,140
   Simi Valley, Multi-Family Housing
     Authority, Lincoln Wood Ranch
     Project, RB (A) (B) (C)
     3.450%, 11/08/99                      2,500     2,500
   Simi Valley, Multi-Family Housing
     Authority, Ser A, RB (A) (B) (C)
     3.100%, 11/08/99                      2,140     2,140
   South California, Public Power
     Authority, Transmission Project,
     Ser 91, RB, AMBAC (A) (B)
     3.150%, 11/08/99                     14,000    14,000
   Three Valleys, Municipal Water
     Authority, Miramar Water
     Treatment Project, RB (A) (B) (C)
     3.100%, 11/08/99                      3,000     3,000
   Vallejo, Multi-Family Housing
     Authority, Highlands Apartments
     Project, Ser A, RB (A) (B) (C)
     3.000%, 11/08/99                      5,620     5,620
   West Basin, Municipal Water District
     Authority, Phase III Recycled Water
     Project, Ser A, RB (A) (B) (C)
     3.050%, 11/08/99                     22,345    22,345
   Western Placer, Unified School
     District Authority, TRAN
     4.125%, 10/01/00                      2,665     2,676


                 See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
CNI CHARTER FUNDS -- OCTOBER 31, 1999

CALIFORNIA TAX EXEMPT FUND (concluded)

                                           Face
                                          Amount    Value
                                           (000)    (000)
---------------------------------------------------------------
   Westminster, Redevelopment
     Authority, Commercial
     Redevelopment Project,
     RB, AMBAC (A) (B)
     3.200%, 11/08/99                     $6,390  $  6,390
                                                  --------
                                                   530,885
                                                  --------
PUERTO RICO (0.4%)
   Puerto Rico Commonwealth, GO
     Pre-Refunded @ 102 (D)
     7.700%, 07/01/00                      2,250     2,357
                                                  --------
TOTAL MUNICIPAL BONDS
   (Cost $533,242)                                 533,242
                                                  --------
TOTAL INVESTMENTS (100.0%)
   (Cost $533,242) (F)                             533,242
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (0.0%)                 2
                                                  --------

                                                    Value
                                                    (000)
---------------------------------------------------------------
NET ASSETS:
   Fund Shares -- Class A (unlimited
   authorization -- $0.01 par value)
   based on 533,238,745 outstanding
   shares of beneficial interest                  $533,239
   Undistributed net investment income                   5
                                                  --------
TOTAL NET ASSETS (100.0%)                         $533,244
                                                  ========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                      $1.00
                                                  ========

(A) FLOATING RATE  SECURITY - THE RATE  REFLECTED ON THE STATEMENT
    OF NET ASSETS IS THE RATE IN EFFECT ON OCTOBER 31, 1999.
(B) PUT AND DEMAND FEATURE - THE DATE REPORTED ON THE  STATEMENT
    OF NET ASSETS IS THE EARLIER OF THE MATURITY  DATE OR THE PUT DATE.
(C) SECURITIES  ARE HELD IN  CONJUNCTION  WITH A LETTER OF CREDIT
    FROM A MAJOR BANK OR  FINANCIAL  INSTITUTION.
(D) PRE-REFUNDED  SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED  DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.
(F) THE COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES IS THE
    SAME AS FOR FINANCIAL STATEMENT PURPOSES.
AMBAC -- AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP  --  CERTIFICATE OF PARTICIPATION
FGIC  -- FINANCIAL GUARANTY   INSURANCE  COMPANY
FNMA  --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
TRAN -- TAX & REVENUE ANTICIPATION NOTE

                 See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
CNI CHARTER FUNDS

                                                          MONEY MARKET           GOVERNMENT FUND         CALIFORNIA
                                                              FUND                6/21/99(1) TO        TAX EXEMPT FUND
                                                       YEAR ENDED 10/31/99          10/31/99       6/21/99(1) TO 10/31/99
                                                              (000)                  (000)                 (000)
---------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest                                                      $7,411                $25,399               $5,558
                                                            --------                -------               -----
Expenses:
   Investment Advisory Fees                                      361                  1,276                  508
   Waiver of Investment Advisory Fees                           (227)                  (487)                (409)
   Administrative Fees                                           182                    496                  292
   Shareholder Servicing Fees--Institutional Class               360                     --                   --
   Shareholder Servicing Fees--Class A (2)                        --                  3,680                1,413
   Waiver Shareholder Servicing Fees Class A                      --                   (981)                (405)
   Custodian Fees                                                 16                     29                   11
   Professional Fees                                              54                     71                   29
   Transfer Agent Fees                                            18                      7                    6
   Printing Fees                                                  25                     28                   10
   Trustee Fees                                                   15                      5                    2
   Registration and Filing Fees                                   39                     39                    9
   Insurance and Other Fees                                       37                      7                    3
   Organizational Fees                                            29                     --                   --
                                                            --------                -------               ------
   Net Expenses                                                  909                  4,170                1,469
                                                            --------                -------               ------
                                                               6,502                 21,229                4,089
                                                            --------                -------               ------
NET INVESTMENT INCOME:
   Net Realized Loss From Security Transactions                   --                     --                   (1)
                                                            --------                -------               ------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS
                                                              $6,502                $21,229               $4,088
                                                            ========                =======               ======


(1)  Commencement  of  operations
(2)  Includes class specific distribution expenses.
Amounts designated as "-" are either $0 or have been rounded to $0.

                 See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
CNI CHARTER FUNDS

                                                                                                                  CALIFORNIA
                                                                    MONEY MARKET             GOVERNMENT           TAX-EXEMPT
                                                                        FUND                    FUND                  FUND
                                                              YEAR ENDED   3/23/98(1) TO    6/21/99(1) TO       6/21/99(1) TO
                                                               10/31/99      10/31/98         10/31/99             10/31/99
                                                                 (000)         (000)            (000)                (000)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                       $  6,502      $  3,853        $   21,229            $   4,089
   Net Realized Loss from Security Transactions                      --            --                --                   (1)
                                                               --------      --------        ----------            ---------
     Net Increase in Net Assets Resulting from Operations         6,502         3,853            21,229                4,088
                                                               --------      --------        ----------            ---------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
   Institutional Class                                           (6,496)       (3,853)               --                   --
   Class A                                                           (3)           --           (21,228)              (4,083)
   Class S                                                           --            --                (1)                  --
                                                               --------      --------        ----------            ---------
     Total Dividends Distributed                                 (6,499)       (3,853)          (21,229)              (4,083)
                                                               --------      --------        ----------            ---------
CAPITAL SHARE TRANSACTIONS
  (ALL AT $1.00 PER SHARE):
   Institutional Class:
   Shares Issued                                                349,856       222,429                --                   --
   Shares Issued in Lieu of Cash Distributions                        5           142                --                   --
   Shares Redeemed                                             (345,633)      (89,243)               --                   --
                                                               --------      --------        ----------            ---------
     Increase in Net Assets From
      Institutional Class Share Transactions                      4,228       133,328                --                   --
                                                               --------      --------        ----------            ---------
   Class A:
   Shares Issued                                                  5,584            --         2,596,166            1,098,793
   Shares Issued in Lieu of Cash Distributions                       --            --            14,931                2,980
   Shares Redeemed                                                 (642)           --        (1,098,960)            (568,534)
                                                               --------      --------        ----------            ---------
     Increase in Net Assets From
      Class A Share Transactions                                  4,942            --         1,512,137              533,239
                                                               --------      --------        ----------            ---------
   Class S:
   Shares Issued                                                    562            --               911                   --
   Shares Issued in Lieu of Cash Distributions                       --            --                --                   --
   Shares Redeemed                                                   --            --                --                   --
                                                               --------      --------        ----------            ---------
     Increase in Net Assets From
      Class S Share Transactions                                    562            --               911                   --
                                                               --------      --------        ----------            ---------
Net Increase in Net Assets From Share Transactions                9,732       133,328         1,513,048              533,239
                                                               --------      --------        ----------            ---------
Total Increase in Net Assets                                      9,735      133,328          1,513,048              533,244
                                                               --------      --------        ----------            ---------
NET ASSETS:
   Beginning of Period                                          133,428           100                --                   --
                                                               --------      --------        ----------            ---------
   End of Period                                               $143,163      $133,428        $1,513,048            $ 533,244
                                                               ========      ========        ==========            =========

(1) Commencement of operations
Amounts designated as "--" are either $0 or have been rounded to $0

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
CNI CHARTER  FUNDS -- FOR THE PERIOD ENDED  OCTOBER 31,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                           RATIO
                    NET                                    NET                 NET                        RATIO         OF EXPENSES
                   ASSET                 DISTRIBUTIONS    ASSET              ASSETS         RATIO         OF NET          TO AVERAGE
                   VALUE         NET       FROM NET       VALUE                END       OF EXPENSES      INCOME          NET ASSETS
                 BEGINNING   INVESTMENT   INVESTMENT       END      TOTAL   OF PERIOD    TO AVERAGE     TO AVERAGE        (EXCLUDING
                 OF PERIOD     INCOME       INCOME      OF PERIOD  RETURN     (000)     NET ASSETS(7)   NET ASSETS(7)    WAIVERS)(7)
                 ---------   ----------  -------------  ---------  -------  ---------   ------------    -------------   ------------
Money Market Fund
-----------------
   Institutional Class
     1999          $1.00       0.045      (0.045)         $1.00     4.61%   $  137,659       0.63%         4.51%            0.79%
     1998(1)        1.00       0.029      (0.029)          1.00     3.11       133,428       0.63          4.99             0.78
   Class A
     1999(2)       $1.00       0.002      (0.002)         $1.00     0.18%   $    4,942       0.85%         4.62%            1.30%
   Class S
     1999(3)       $1.00       0.001      (0.001)         $1.00     0.07%   $      562       1.05%         4.42%            1.30%

Government Fund
---------------
   Class A
     1999(4)       $1.00       0.016      (0.016)         $1.00     1.58%   $1,512,137       0.85%         4.33%            1.15%
   Class S
     1999(5)       $1.00       0.003      (0.003)         $1.00     0.30%   $      911       1.05%         4.30%            1.15%

California Tax Exempt Fund
--------------------------
   Class A
     1999(6)       $1.00       0.008      (0.008)         $1.00     0.79%   $  533,244       0.78%         2.17%           1.21%


(1) Money Market Fund Institutional  Class shares commenced  operations on March 23, 1998.
(2) Money Market Fund Class A shares  commenced  operations on October 18, 1999.
(3) Money Market Fund Class S shares  commenced  operations on October 26, 1999.
(4) Government  Fund Class A shares  commenced  operations on June 21, 1999.
(5) Government  Fund Class S shares  commenced  operations on October 6, 1999.
(6) California Tax Exempt Fund Class A shares commenced operations on June 21, 1999.
(7) Annualized.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999

1. ORGANIZATION:

THE CNI CHARTER FUNDS, a Delaware business trust (the "Trust"), formerly named the Berkeley Funds, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The financial statements included herein are those of the CNI Charter Money Market Fund, formerly the Berkeley Money Market Fund, the CNI Charter Government Fund and the CNICharter California Tax Exempt Fund (collectively the "Funds"). The Trust's former sponsor, North American Trust Company, was acquired on December 31, 1998 by the Trust's current sponsor, City National Bank. Following the acquisition, the Trust's name was changed to the CNI Charter Funds. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. Each Fund is registered to offer three classes of shares:
Institutional Class, Class A, and Class S.

2. SIGNIFICANT ACCOUNT POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. For securities sold, realized gains or losses are determined on the basis of the identified cost of the securities delivered.

     CLASSES -- Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually. Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax

OCTOBER 31, 1999

     differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts during the fiscal year ended October 31, 1999:

                                                                 Undistributed
                                                Accumulated      Net Investment
                           Paid-in-Capital     Realized Gain         Income
           Funds               (000)               (000)             (000)
          ------          ----------------    ----------------   --------------
     Money Market Fund        $(33)                 $--              $33

     ORGANIZATIONAL COSTS -- Organizational costs of the Money Market Fund have been capitalized and are being amortized over a period of sixty months. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. USE OF ESTIMATES --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. SERVICE AGREEMENTS:

Prior to April 1, 1999 Firstar Mutual Fund Services, LLC served as Administrator, Shareholder Servicing Agent and Transfer Agent of the Fund. Effective April 1, 1999 SEI Investments Mutual Funds Services assumed the role of Administrator whereby they provide administrative services at an annual rate of 0.15% of the average daily net assets of the Money Market Fund, 0.101% of the average daily net assets of the Government Fund, and 0.155% of the daily net assets of the California Tax-Exempt Fund, subject to a minimum annual fee of $90,000 for the Money Market Fund. As of the same date, SEI Investments Fund Management assumed the role of Transfer Agent whereby they provide services at an annual rate of $15,000 per fund.

On April 1, 1999 First Union National Bank assumed the role of Custodian for the Fund from Firstar Bank Milwaukee, N.A. Fees of the Custodian are being paid on the basis of the net assets of the

OCTOBER 31, 1999

Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Prior to April 1, 1999 Berkeley Capital Management ("BCM") served as the Investment Adviser for the Money Market Fund whereby they received fees at an annual rate of 0.25% of the average daily net assets of the Fund. Following the acquisition of North American Trust Company by City National Bank, City National Investments ("CNI"), a division of City National Bank, assumed the role of Investment Adviser. Under the terms of the agreements, CNI receives an annual fee equal to 0.25% of the average daily net assets of the Money Market Fund, 0.26% of the average daily net assets of the Government Fund and 0.27% of the average daily net assets of the California Tax Exempt Fund. During the year ended October 31, 1999, BCM earned investment advisory fees related to the Money Market Fund of $72,162, net of waivers. The Money Market, Government and California Tax Exempt Funds had investment advisory fees payable, net of waivers, to CNI at October 31, 1999 in the amount of $6,910, $201,791 and $22,881, respectively.

Wellington Management Company, LLP ("Wellington Management") acts as the Investment Sub- Adviser on behalf of the Government Fund.

Weiss, Peck, &Greer, L.L.C. ("WP&G) acts as the Investment Sub-Adviser on behalf of the California Tax Exempt Fund.

In their role as Investment Adviser, CNI has contractually agreed to limit their fees or reimburse the expenses of the Institutional Class shares of the Money Market Fund to the same contractual limit as was provided by BCM, the Fund's previous Investment Adviser. For the Government Fund, California Tax Exempt Fund, and all other classes of the Money Market Fund, CNI has voluntarily agreed to limit their fees or reimburse the expenses to the extent necessary to keep the operating expenses at or below certain percentages of the respective average daily net assets. The contractual and voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

OCTOBER 31, 1999

                          Money                      California
                         Market       Government     Tax-Exempt
                          Fund           Fund           Fund
                       ----------     ----------     ----------
Institutional Class      0.63%           --              --
Class A                  0.85%          0.85%          0.78%
Class S                  1.05%          1.05%            --

CNI may remove this limit at any time after March 31, 2001, and under certain conditions may recoup the expenses it has reimbursed or absorbed within three years after they occur if such repayments can be achieved within the Fund's then current expense limit.

Effective April 1, 1999 the Trust entered into Shareholder Services Agreements (the "Agreements") with City National Bank whereby City National Bank receives shareholder service fees at an annual rate of 0.25% of the average daily net assets of the Funds. Under the Agreements, the Money Market, Government and California Tax Exempt Funds had shareholder services fees payable, net of waivers, to City National Bank, an affiliate of the Adviser, at October 31, 1999 in the amount of $29,567, $313,649 and $111,757, respectively.

The Trust and the Distributor, SEI Investments Distribution Company ("SIDCO"), entered into Distribution Agreements dated April 8, 1999. The distributor receives no fees for its distribution services under these agreements.

City National Bank serves as Sub-Distributor to the Funds. The Funds have adopted Distribution Plans ("the Plans") relating to the Class A and S shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plans provide for payment of fees to the Distributor at an annual rate of 0.50% of the average daily net assets of the Class A and S shares. Such fees are then paid to the Sub-Distributor for services provided. Under the Agreements the Money Market, Government and California Tax Exempt Funds had distribution fees payable to City National Bank in the amount of $265, $376,433 and $139,789, respectively.

5. CONCENTRATION OF CREDIT RISK:

The Funds invest primarily in high quality money market instruments. The Funds maintain a diversified portfolio that currently has a concentration of assets in the financial services industry. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in the financial services industry.

CALIFORNIA TAX EXEMPT FUND-SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by the general financial condition of the State of California.

NOTICE TO SHAREHOLDERS
CNI CHARTER FUNDS -- OCTOBER 31, 1999 (UNAUDITED)

For shareholders that do not have an October 31, 1999 taxable year end, this notice is for informational purposes only. For shareholders with an October 31, 1999 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended October 31, 1999 each fund is designating the following items with regard to distributions paid during the year as follows:

                                 LONG TERM         ORDINARY
                               CAPITAL GAINS        INCOME
                               DISTRIBUTIONS     DISTRIBUTIONS     TAX-EXEMPT
FUND                            (TAX BASIS)      (TAX BASIS)        INTEREST
--------------------------     -------------     -------------     ----------
Money Market Fund                    0%              100%               0%
Government Fund                      0%              100%               0%
California Tax-Exempt Fund           0%                0%             100%

                                   TOTAL
                               DISTRIBUTIONS
FUND                           (TAX BASIS)
--------------------------     -------------
Money Market Fund                   100%
Government Fund                     100%
California Tax-Exempt Fund          100%

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of CNI Charter Funds:

We have audited the accompanying statements of net assets of the CNI Charter Money Market Fund, CNI Charter Government Fund, and CNI Charter California Tax Exempt Fund (three of the funds comprising CNI Charter Funds) as of October 31, 1999, and the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended for the CNI Charter Money Market Fund, and for the period from June 21, 1999 (commencement of operations) through October 31, 1999 for the CNI Charter Government Fund and CNI Charter California Tax Exempt Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the CNI Charter Money Market Fund, the statement of changes in net assets and financial highlights for the period from March 23, 1998 (commencement of operations) through October 31, 1998 were audited by other auditors whose report thereon dated December 11, 1998 expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of CNI Charter Funds as of October 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the year or period then ended as indicated above, in conformity with generally accepted accounting principles.

[KPMG LLP logo/sig omitted]

Los Angeles, California
December 3, 1999

NOTES

NOTES

NOTES

CNI(R)CHARTER FUNDS

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNICharter Funds unless preceded or accompanied by an effective prospectus.

Please  remember that money market
yields fluctuate and past performance is no guarantee of future results.

MUTUAL FUND SHARES:
[BULLET] ARE NOT FDIC INSURED
[BULLET] ARE NOT BANK GUARANTEED
[BULLET] MAY LOSE VALUE

For more information on CNI Charter Funds, including charges and expenses, please call
1-888-889-0799 for a free prospectus. Read it carefully before you invest or send money.

[LOGO OMITTED]

CNI-F-003-01